SUBSEQUENT EVENTS (Details) - 1 months ended Jan. 31, 2018 - Subsequent event ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
PICC Property and Casualty Company Limited
SUBSEQUENT EVENTS
Term of the loan	12 months
Trust No.4
SUBSEQUENT EVENTS
Aggregate investment amount	$ 53,800	¥ 350,000
Maximum | PICC Property and Casualty Company Limited
SUBSEQUENT EVENTS
Loan amount facilitated through online marketplace	$ 31,000	¥ 200,000